Debt Instruments - Breakdown by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments
Debt Instruments
Financial assets	€ 191,124	€ 199,351	€ 191,312
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,677	€ 40,741	€ 42,546
Public fixed income
Debt Instruments
Financial assets	150,447	158,610	148,766
Standard & Poors AAA Rating | Debt instruments
Debt Instruments
Financial assets	€ 19,735	€ 17,163	€ 19,924
Financial assets (as a percent)	10.33%	8.61%	10.41%
Standard & Poors AAA Rating | Private fixed income
Debt Instruments
Financial assets	€ 18,901	€ 16,239	€ 18,916
Standard & Poors AAA Rating | Public fixed income
Debt Instruments
Financial assets	834	924	1,008
Standard & Poors AA Rating | Debt instruments
Debt Instruments
Financial assets	€ 23,681	€ 26,236	€ 31,271
Financial assets (as a percent)	12.39%	13.16%	16.35%
Standard & Poors AA Rating | Private fixed income
Debt Instruments
Financial assets	€ 2,715	€ 2,714	€ 1,632
Standard & Poors AA Rating | Public fixed income
Debt Instruments
Financial assets	20,966	23,522	29,639
Standard & Poors, A Rating | Debt instruments
Debt Instruments
Financial assets	€ 72,856	€ 12,410	€ 6,213
Financial assets (as a percent)	38.12%	6.23%	3.25%
Standard & Poors, A Rating | Private fixed income
Debt Instruments
Financial assets	€ 3,464	€ 4,373	€ 2,928
Standard & Poors, A Rating | Public fixed income
Debt Instruments
Financial assets	69,392	8,037	3,285
Standard & Poors BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 26,930	€ 97,461	€ 74,534
Financial assets (as a percent)	14.09%	48.89%	38.96%
Standard & Poors BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 5,093	€ 6,449	€ 7,579
Standard & Poors BBB Rating | Public fixed income
Debt Instruments
Financial assets	21,837	91,012	66,955
Standard & Poors below BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 38,080	€ 37,502	€ 52,623
Financial assets (as a percent)	19.92%	18.81%	27.51%
Standard & Poors below BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 668	€ 2,393	€ 4,751
Standard & Poors below BBB Rating | Public fixed income
Debt Instruments
Financial assets	37,412	35,109	47,872
Unrated | Debt instruments
Debt Instruments
Financial assets	€ 9,842	€ 8,579	€ 6,747
Financial assets (as a percent)	5.15%	4.30%	3.53%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 9,836	€ 8,573	€ 6,740
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 6	€ 6	€ 7